Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 56,394	$ 10,647	$ 374	$ (24,468)	$ 42,947
Beginning Balance (shares) at Dec. 31, 2017	14,561,450
Statements [Line Items]
Net income				7,792	7,792
Other comprehensive income (loss), net of tax			(1,020)		(1,020)
Total comprehensive income			(1,020)	7,792	6,772
Effect of share option compensation plan		72			72
Effect of RSU compensation plan		4,309			4,309
Share issuances - options exercised	$ 1,385	(1,034)			351
Share issuances - options exercised (shares)	119,521
Settlement of RSUs	$ 1,377	(4,099)			(2,722)
Shares purchased and held in trust	(3,062)				(3,062)
Shares repurchased and cancelled	$ (2,208)	(5,449)			(7,657)
Shares repurchased and cancelled (shares)	(569,107)
Ending Balance at Dec. 31, 2018	$ 53,886	4,446	(646)	(16,676)	41,010
Ending Balance (shares) at Dec. 31, 2018	14,111,864
Statements [Line Items]
Net income				11,889	11,889
Other comprehensive income (loss), net of tax			830		830
Total comprehensive income			830	11,889	12,719
Effect of share option compensation plan		782			782
Effect of RSU compensation plan		4,390			4,390
Share issuances - options exercised	$ 28	(7)			21
Share issuances - options exercised (shares)	2,338
Settlement of RSUs	$ 1,504	(4,626)			(3,122)
Shares purchased and held in trust	(6,350)				(6,350)
Shares repurchased and cancelled	$ (3,269)	$ (4,985)		(2,004)	(10,258)
Shares repurchased and cancelled (shares)	(872,686)
Ending Balance at Dec. 31, 2019	$ 45,799		$ 184	$ (6,791)	$ 39,192
Ending Balance (shares) at Dec. 31, 2019	13,241,516